Intangible Assets - Additional Information (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
Value in use	€ 0	€ 0	€ 0